Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amount
Income (loss) at U.S. federal statutory rate		$ 45,400
Net effect of state income taxes		9,173
Change in tax status		304,455
Other		(2,166)
Provision for income taxes	$ 299,700	$ 356,862	$ 0	$ 0
Percent
Income (loss) at U.S. federal statutory rate		21.00%
Net effect of state income taxes		4.20%
Change in tax status		140.80%
Other		(1.00%)
Income tax provision / Effective rate		165.00%